Financial Instruments And Risk Managment (Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Natural Gas [Member]
Commodity Price Risk [Line Items]
10% Price Increase	$ (441)	$ (446)
10% Price Decrease	441	446
Crude Oil [Member]
Commodity Price Risk [Line Items]
10% Price Increase	(19)	(20)
10% Price Decrease	19	20
Power [Member]
Commodity Price Risk [Line Items]
10% Price Increase	7	6
10% Price Decrease	$ (7)	$ (6)